MARK KARPE

Assistant Vice President and Managing Assistant General Counsel

Office: (949) 219-3224

Fax: (949) 219-3706

E-mail: Mark.Karpe@PacificLife.com

January 19, 2024

Via Electronic Transmission

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Pacific Select Fund
(File Nos. 033-13954 and 811-05141)

Dear Sir or Madam:

On behalf of Pacific Select Fund (the “Trust”), attached for electronic filing is Post-Effective Amendment (“PEA”) No. 166 to the Trust’s Registration Statement on Form N-1A, with exhibits, which is filed in reliance on Rule 485(a) under the Securities Act of 1933, as amended.

The PEA is filed for the purpose of updating the Registration Statement, including information as required to be updated annually, as well as adding a new series to the Trust entitled Pacific Dynamix –Aggressive-Growth Portfolio. No new classes of the Trust are being registered in connection with this filing.

Information that was not available or final at the time of the filing (e.g., data for portfolio managers regarding other accounts managed) will be included in a Rule 485(b) filing prior to the effective date. As the facing sheet indicates, PEA No. 166 is scheduled to become effective 75 days after filing. No fees are required in connection with this filing.

If you have any questions or further comments regarding this matter, please contact me.

Sincerely,

/s/ Mark Karpe

Mark Karpe

cc:	Audrey L. Cheng, Esq., Pacific Life Fund Advisors LLC
Laurene E. MacElwee, Pacific Life Fund Advisors LLC
Anthony H. Zacharski, Esq., Dechert LLP